Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 11.0%
	Interactive Media & Services - 11.0%
105,340	Reddit, Inc. - Class A *	$15,861,044

	CONSUMER DISCRETIONARY - 17.2%
	Automobile Components - 1.2%
95,202	Mobileye Global, Inc. - Class A *	1,711,732

	Automobiles - 0.4%
22,950	ZEEKR Intelligent Technology Holding Ltd. - ADR *	585,225

	Hotels, Restaurants & Leisure - 10.3%
74,079	Cava Group, Inc. *	6,239,674
158,875	Viking Holdings Ltd. * (a)	8,466,449
		14,706,123

	Textiles, Apparel & Luxury Goods - 5.3%
123,958	Amer Sports, Inc. *	4,804,612
58,068	Birkenstock Holding PLC *	2,855,784
		7,660,396
		24,663,476
	CONSUMER STAPLES - 13.7%
	Consumer Staples Distribution & Retail - 4.0%
127,747	Maplebear, Inc. *	5,779,274

	Food Products - 0.5%
27,925	Smithfield Foods, Inc.	657,075

	Personal Care Products - 9.2%
629,177	Kenvue, Inc.	13,168,675
		19,605,024
	ENERGY - 0.8%
	Oil, Gas & Consumable Fuels - 0.8%
76,498	Venture Global, Inc. - Class A	1,191,839

	FINANCIALS - 8.2%
	Consumer Finance - 3.9%
65,635	Kaspi.KZ JSC - ADR	5,571,755

	Financial Services - 4.3%
176,409	Corebridge Financial, Inc.	6,262,520
		11,834,275
	HEALTH CARE - 2.9%
	Life Sciences Tools & Services - 2.9%
66,300	Tempus AI, Inc. * (a)	4,212,702

	INDUSTRIALS - 11.3%
	Aerospace & Defense - 5.4%
42,614	Loar Holdings, Inc. * (a)	3,672,048
129,406	StandardAero, Inc. *	4,095,700
		7,767,748
	Electrical Equipment - 3.8%
100,035	NEXTracker, Inc. - Class A *	5,438,903

	Professional Services - 2.1%
41,940	UL Solutions, Inc. - Class A	3,055,748
		16,262,399
	INFORMATION TECHNOLOGY - 32.3%
	IT Services - 3.6%
31,465	CoreWeave, Inc. - Class A * (a)	5,130,683

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2025 (Continued)

Shares		Value (US$)
	Semiconductors & Semiconductor Equipment - 19.1%
99,563	ARM Holdings PLC - ADR * (a)	$16,103,319
126,623	Astera Labs, Inc. *	11,449,252
		27,552,571

	Software - 9.6%
90,088	Klaviyo, Inc. - Class A *	3,025,155
46,940	Onestream, Inc. *	1,328,402
17,111	Pony AI, Inc. - ADR * (a)	225,865
72,871	Rubrik, Inc. - Class A *	6,528,513
65,569	SailPoint, Inc. *	1,498,907
10,959	ServiceTitan, Inc. - Class A *	1,174,586
		13,781,428
		46,464,682
	REAL ESTATE - 2.3%
	Industrial REIT’s - 2.3%
75,919	Lineage, Inc. (a)	3,303,995

	TOTAL COMMON STOCKS (Cost - $135,429,490)	143,399,436

	SHORT-TERM INVESTMENTS - 9.8%
14,002,950	State Street Navigator Securities Lending Government Money Market Portfolio (b)	14,002,950

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,002,950)	14,002,950

	TOTAL INVESTMENTS - 109.5% (Cost - $149,432,440) (c)	$157,402,386
	OTHER ASSETS AND LIABILITIES - (9.5) %	(13,622,747)
	NET ASSETS - 100.0%	$143,779,639

*	Non-income producing security.

(a)

Securities (or a portion of the security) on loan. As of June 30, 2025, the market value of securities loaned was $14,265,779. The loaned securities were secured with cash collateral of $14,002,950 and non-cash collateral with a value of $668,791. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $149,432,440. At June 30, 2025, net appreciation for all securities was $7,969,946. This consists of aggregate gross unrealized appreciation of $17,588,553 and aggregate gross unrealized depreciation of $9,618,607.

ADR - American Depositary Receipt

PLC - Public Limited Company

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.1%
	CHINA - 34.7%
8,400	Chifeng Jilong Gold Mining Co. Ltd. - Class H	$29,213
12,200	China Resources Beverage Holdings Co. Ltd.	18,805
5,300	China Tourism Group Duty Free Corp. Ltd. - Class H (a)	35,176
3,600	Contemporary Amperex Technology Co. Ltd. * (a)	150,972
328,200	Horizon Robotics, Inc. * (a)	271,342
230,600	J&T Global Express Ltd. *	199,169
900	Laopu Gold Co. Ltd. - Class H	115,568
2,900	Mao Geping Cosmetics Co. Ltd. (a)	40,009
24,700	Midea Group Co. Ltd. - Class H	234,258
10,700	Onewo, Inc. - Class H	28,692
5,600	SF Holding Co. Ltd. - Class H (a)	32,245
2,100	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	87,532
5,600	Tianqi Lithium Corp. - Class H *	20,652
15,500	WuXi XDC Cayman, Inc. *	82,141
27,837	Zhejiang Leapmotor Technology Co. Ltd. *	193,974
		1,539,748
	GERMANY - 14.3%
4,392	Dr. Ing hc F Porsche AG - (Preference Shares)	216,979
2,248	IONOS Group SE *	105,657
2,865	RENK Group AG	229,016
1,586	Schott Pharma AG & Co. KGaA	53,151
1,220	Springer Nature AG & Co. KGaA	26,816
		631,619
	HONG KONG - 0.6%
8,400	Guming Holdings Ltd. *	27,340

	INDONESIA - 5.8%
491,600	Amman Mineral Internasional PT *	255,868

	ITALY - 6.3%
10,023	Lottomatica Group SpA	278,164

	JAPAN - 16.5%
21,200	JX Advanced Metals Corp.	118,804
3,700	Kioxia Holdings Corp. *	64,311
6,600	Kokusai Electric Corp. (a)	158,899
3,700	Rakuten Bank Ltd. *	169,963
2,000	SBI Sumishin Net Bank Ltd. (a)	67,845
13,100	Tokyo Metro Co. Ltd.	152,600
		732,422
	LUXEMBOURG - 7.1%
9,186	CVC Capital Partners PLC	188,063
21,303	Zabka Group SA *	127,900
		315,963
	SPAIN - 3.0%
6,658	Puig Brands SA - Class B	131,445

	SWITZERLAND - 10.2%
3,107	Galderma Group AG	450,318

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2025 (Continued)

Shares		Value (US$)

	THAILAND - 0.6%
90,321	Thai Life Insurance PCL	$27,784

	TOTAL COMMON STOCKS (Cost - $3,932,217)	4,390,671
	TOTAL INVESTMENTS - 99.1% (Cost - $3,932,217) (b)	$4,390,671
	OTHER ASSETS AND LIABILITIES - 0.9%	41,291
	NET ASSETS - 100.0%	$4,431,962

*	Non-income producing security.

(a)

Securities (or a portion of the security) on loan. As of June 30, 2025, the market value of securities loaned was $552,314. The loaned securities were secured with non-cash collateral with a value of $593,686. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $3,932,217. At June 30, 2025, net appreciation for all securities was $458,454. This consists of aggregate gross unrealized appreciation of $828,788 and aggregate gross unrealized depreciation of $370,334.

PCL - Public Company Limited

PLC - Public Limited Company